Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Aggregate consideration paid	$ 5,000,000
Consideration paid in cash	1,400,000
Number of shares issued	105,750
Fair value of Monarch stock given 105,750 shares at $26.00 per share	2,700,000
Share Price	$ 26.00
Price allocation, note payable	900,000
LIFO Inventory Amount		8,000,000	8,400,000
Amount average cost method would be higher than LIFO inventory reported		4,400,000	3,200,000	3,800,000
Permanent LIFO inventory reductions resulting in liquidation gains		200,000		500,000
Capitalized interest expense		88,400	117,900	86,500
Accounts payable related to property, plant and equipment		736,848	157,126	86,264
Asset impairment charges		0	0
Customer prepayments		700,000	500,000
Billed retainage expected to be collected within 1 year		182,500	170,000
Unbilled revenue in accounts receivable		0	1,231,000
Unbilled revenue, not currently billable retainage amount		0	526,000
Other nonoperating income			149,000
Weighted average number of shares outstanding		3,996,771	4,013,634	4,033,817
Maximum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Short-term contract, duration period		6 months
Percentage of retainage		10.00%
Minimum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Short-term contract, duration period		3 months
Percentage of retainage		5.00%
Property, Plant and Equipment [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Accounts payable related to property, plant and equipment		737,000	157,000
Buildings, Machinery and Equipment [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Accelerated depreciation rate (percent)		200.00%
Cement Manufacturing Equipment [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Accelerated depreciation rate (percent)		150.00%
Kay Concrete [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue, Kay Concrete				3,000,000
Earnings, Kay Concrete				(500,000)
Cement Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		200,000
Self insurance, stop loss coverage (percent)		120.00%
Ready-Mixed Concrete Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		100,000
Self insurance, stop loss coverage (percent)		120.00%
Sweep Accounts [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Cash, Uninsured Amount		2,200,000
Sweep Accounts [Member] | Cash and Cash Equivalents [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Percent of sweep assets invested in U.S. Treasury securities		80.00%
Exceeds FDIC Limits [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Cash, Uninsured Amount		$ 2,600,000
General Finance Incorporated (GFI) [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Ownership percentage		19.34%	14.92%